Jason L. Kropp
+1 617 526 6421(t)
+1 617 526 5000(f)
jason.kropp@wilmerhale.com
March 31, 2010
BY ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Ameresco, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
Submitted herewith for filing on behalf of Ameresco, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of Class A Common Stock of the Company with a proposed maximum aggregate offering price of $125,000,000.
This filing is being effected by direct transmission to the Commission’s EDGAR System. On March 31, 2010, in anticipation of this filing, the Company caused the filing fee of $8,913.00 to be wire transferred to the Commission’s account at U.S. Bank of St. Louis, Missouri.
The Registration Statement relates to the Company’s initial public offering of its Class A Common Stock. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.
Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.
Please contact the undersigned or Patrick Rondeau at 617-526-6421 or 617-526-6670, respectively, with any questions or comments you may have regarding this filing.
Very truly yours,
/s/ Jason L. Kropp
Jason L. Kropp
Wilmer Cutler Pickering Hale and Dorr llp, 60 State Street, Boston, Massachusetts 02109
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